Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,638)	$ (36,730)	$ (41,816)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation (including discontinued operations)	17,234	19,429	22,574
Amortization of in-place lease intangible assets (including discontinued operations)	7,474	8,856	12,774
Amortization of net above-and below-market in-place leases (including discontinued operations)	(2,396)	(1,783)	(1,068)
Amortization of financing fees (including discontinued operations)	765	848	864
Amortization of debt premium and discount (including discontinued operations)	(214)	(214)	(214)
Amortization of lease commissions (including discontinued operations)	672	727	774
Gain on sale of discontinued operations		(822)	(2,530)
Gain on disposal of fixed assets	(124)
Loss on extinguishment of debt (including discontinued operations)		242	90
Provision for doubtful accounts (including discontinued operations)	452	889	861
Straight line rent (including discontinued operations)	(112)	368	(878)
Impairment of real estate (including discontinued operations)	14,934	25,639	18,686
Equity in loss of unconsolidated affiliates	1,493	2,373	8,277
Net changes in assets and liabilities:
Tenant accounts receivable	(346)	333	(665)
Prepaid expenses and other assets	(302)	249	468
Manager and advisor fees payable	(130)	(628)	(960)
Accounts payable and other accrued expenses	(431)	(736)	521
Net cash provided by operating activities	19,331	19,040	17,758
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of real estate investments			(850)
Proceeds from sales of real estate investments		53,382	40,305
Proceeds from disposal of fixed assets	344
Capital improvements and lease commissions	(6,382)	(3,612)	(3,620)
Distributions received from unconsolidated affiliates in excess of income		999	2,819
Loan escrows	(6,618)	(6,176)	(1,270)
Effect of change in accounting principle to beginning cash		(1,913)
Net cash (used in) provided by investing activities	(12,656)	42,680	37,384
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock	200		5,991
Distributions to stockholders	(1,858)		(7,217)
Distributions paid to noncontrolling interests	(950)	(757)	(793)
Contributions received from noncontrolling interests	756	529	639
Draws on credit facility			21,500
Payments on credit facility/term loan		(17,500)	(14,000)
Debt issuance costs	(617)	(205)
Proceeds from mortgage notes and other debt payable			7
Principal payments on mortgage notes and other debt payable	(9,633)	(54,615)	(33,432)
Net cash used in financing activities	(12,102)	(72,548)	(27,305)
Net (decrease) increase in cash and cash equivalents	(5,427)	(10,828)	27,837
Effect of exchange rates	29	1	26
Cash and cash equivalents at the beginning of the year	33,431	44,258	16,395
Cash and cash equivalents at the end of the year	28,033	33,431	44,258
Supplemental disclosure of cash flow information:
Interest paid	31,981	35,681	39,076
Non-cash activities:
Write-offs of receivables	540	780	654
Write-offs of retired assets	16,055	1,594	1,182
Change in liability for capital expenditures	31	172	728
Stock issued through dividend reinvestment plan	417		3,446
Assumption of mortgage loan and other debt payable			1,050
Acquisition of intangible liability			$ 2,110